UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-09013

 NAME OF REGISTRANT:                     Eaton Vance Senior Income
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                06/30

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


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

Eaton Vance Senior Income Trust
--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK FLTING RT INCOME STRA FD INC                                                      Agenda Number:  935052605
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255X100
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2019
          Ticker:  FRA
            ISIN:  US09255X1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard E. Cavanagh                                       Mgmt          Withheld                       Against
       Frank J. Fabozzi                                          Mgmt          Withheld                       Against
       Robert Fairbairn                                          Mgmt          For                            For
       Henry Gabbay                                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CLEAR CHANNEL OUTDOOR HOLDINGS, INC.                                                        Agenda Number:  935172685
--------------------------------------------------------------------------------------------------------------------------
        Security:  18453H106
    Meeting Type:  Annual
    Meeting Date:  19-May-2020
          Ticker:  CCO
            ISIN:  US18453H1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John Dionne                                               Mgmt          For                            For
       Andrew Hobson                                             Mgmt          For                            For
       Joe Marchese                                              Mgmt          For                            For

2.     Approval of the advisory (non-binding)                    Mgmt          For                            For
       resolution on executive compensation

3.     Ratification of the selection of Ernst &                  Mgmt          For                            For
       Young LLP as the independent registered
       public accounting firm for the year ending
       December 31, 2020




--------------------------------------------------------------------------------------------------------------------------
 CUMULUS MEDIA INC.                                                                          Agenda Number:  935167812
--------------------------------------------------------------------------------------------------------------------------
        Security:  231082801
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2020
          Ticker:  CMLS
            ISIN:  US2310828015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mary G. Berner                                            Mgmt          For                            For
       David M. Baum                                             Mgmt          For                            For
       Matthew C. Blank                                          Mgmt          For                            For
       Thomas H. Castro                                          Mgmt          For                            For
       Joan Hogan Gillman                                        Mgmt          For                            For
       Andrew W. Hobson                                          Mgmt          For                            For
       Brian G. Kushner                                          Mgmt          For                            For

2.     Proposal to approve, on an advisory basis,                Mgmt          For                            For
       the compensation paid to the Company's
       named executive officers.

3.     Proposal to ratify the appointment of                     Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for 2020.

4.     Proposal to approve the Company's 2020                    Mgmt          Against                        Against
       Equity and Incentive Compensation Plan.




--------------------------------------------------------------------------------------------------------------------------
 IHEARTMEDIA, INC.                                                                           Agenda Number:  935204684
--------------------------------------------------------------------------------------------------------------------------
        Security:  45174J509
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2020
          Ticker:  IHRT
            ISIN:  US45174J5092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Gary Barber                                               Mgmt          For                            For
       Brad Gerstner                                             Mgmt          For                            For

2.     The ratification of the appointment of                    Mgmt          For                            For
       Ernst & Young LLP as our independent
       registered public accounting firm for the
       fiscal year ending December 31, 2020.

3.     The approval, on an advisory (non-binding)                Mgmt          For                            For
       basis, of the compensation of our named
       executive officers.




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  935062151
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131H107
    Meeting Type:  Annual
    Meeting Date:  23-Aug-2019
          Ticker:  VVR
            ISIN:  US46131H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a     DIRECTOR
       Cynthia Hostetler                                         Mgmt          For                            For
       Eli Jones                                                 Mgmt          For                            For
       Ann Barnett Stern                                         Mgmt          For                            For
       Raymond Stickel, Jr.                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME FUND                                                            Agenda Number:  935139394
--------------------------------------------------------------------------------------------------------------------------
        Security:  67072T108
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2020
          Ticker:  JFR
            ISIN:  US67072T1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       John K. Nelson                                            Mgmt          For                            For
       Terence J. Toth                                           Mgmt          For                            For
       Robert L. Young                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME OPP FD                                                          Agenda Number:  935139394
--------------------------------------------------------------------------------------------------------------------------
        Security:  6706EN100
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2020
          Ticker:  JRO
            ISIN:  US6706EN1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       John K. Nelson                                            Mgmt          For                            For
       Terence J. Toth                                           Mgmt          For                            For
       Robert L. Young                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERED & CONVERTIBLE INCOME 2                                                      Agenda Number:  935139382
--------------------------------------------------------------------------------------------------------------------------
        Security:  67073D102
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2020
          Ticker:  JQC
            ISIN:  US67073D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       John K. Nelson                                            Mgmt          For                            For
       Terence J. Toth                                           Mgmt          For                            For
       Robert L. Young                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VOYA PRIME RATE TRUST                                                                       Agenda Number:  935033415
--------------------------------------------------------------------------------------------------------------------------
        Security:  92913A100
    Meeting Type:  Annual
    Meeting Date:  09-Jul-2019
          Ticker:  PPR
            ISIN:  US92913A1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Colleen D. Baldwin                                        Mgmt          Withheld                       Against
       John V. Boyer                                             Mgmt          Withheld                       Against
       Patricia W. Chadwick                                      Mgmt          Withheld                       Against
       Martin J. Gavin                                           Mgmt          Withheld                       Against
       Russell H. Jones                                          Mgmt          Withheld                       Against
       Joseph E. Obermeyer                                       Mgmt          Withheld                       Against
       Sheryl K. Pressler                                        Mgmt          Withheld                       Against
       Dina Santoro                                              Mgmt          For                            For
       Christopher P. Sullivan                                   Mgmt          Withheld                       Against
       Roger B. Vincent                                          Mgmt          Withheld                       Against



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Senior Income Trust
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/14/2020